Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Current assets:
Cash	$ 86,542		$ 746,940	$ 746,940			$ 2,266,639
Inventory	1,382,938		1,414,848	1,414,848			1,093,765
Prepaid expenses and other current assets	90,538		436,407	436,407			307,341
Assets, Current	1,560,018		2,598,195	2,598,195			3,667,745
Long-term assets:
Property and equipment, net	728		2,044	2,044			5,240
Other assets	3,500		3,500	3,500			3,500
Total long-term assets	4,228		5,544	5,544			8,740
Total assets	1,564,246		2,603,739	2,603,739			3,676,485
Current liabilities:
Accounts payable	2,471,162		1,328,000	1,328,000			408,083
Accrued expenses and other liabilities	200,522		318,505	318,505			319,464
Current portion of Series 1 convertible notes				550,000			0
Current portion of accrued interest	820,509		127,781	127,781			0
Current portion of derivative liability	0		748,275	748,275			1,000,000
Total current liabilities	9,579,274		3,320,494	3,320,494			1,727,547
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs							0
Accrued interest	0		204,575	204,575			167,137
Derivative liability	0		459,200	459,200			1,207,475
Total long-term liabilities	0		3,476,048	3,476,048			2,974,612
Total liabilities	9,579,274		6,796,542	6,796,542			4,702,159
Commitments and Contingencies
Stockholders’ equity (deficit):
Common stock, $0.001 par value, 800,000,000 shares authorized as of September 30, 2022 and 2021, 249,886,370 and 237,169,770 shares issued as of September 30, 2022 and 2021, and 249,936,370 and 236,719,770 outstanding as of September 30, 2022 and 2021	161		157	156			148
Additional paid-in capital	51,583,224		50,879,813	50,879,814			48,771,097
Accumulated deficit	(59,598,413)		(55,072,773)	(55,072,773)			(49,796,919)
Total stockholders’ deficit	(8,015,028)	$ (6,386,088)	(4,192,803)	(4,192,803)	$ (4,015,499)	$ (3,059,424)	(1,025,674)	$ (1,500,491)
Total liabilities and stockholders’ deficit	1,564,246		2,603,739	2,603,739			3,676,485
Insurance Premium Financing [Member]
Current liabilities:
Insurance premium financing	0		247,933	247,933	$ 248,000		0
Convertible Notes Payable Series One [Member]
Current liabilities:
Current portion of Series 1 convertible notes	550,000		550,000
Long-term liabilities:
Series 1 convertible notes				0			550,000
Convertible Notes Payable Series Two [Member]
Current liabilities:
Current portion of Series 1 convertible notes	450,000
Long-term liabilities:
Series 1 convertible notes	0		450,000	450,000			$ 1,050,000
Senior Secured Convertible Notes [Member]
Current liabilities:
Current portion of Series 1 convertible notes	2,945,448		0
Long-term liabilities:
Senior secured convertible notes, net of discount and issuance costs	$ 0		$ 1,662,492	$ 2,362,273